Property and Equipment - Schedule Of Property Plant And Equipment (Details) - USD ($) $ in Thousands	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 6,298	$ 6,216
Less: Accumulated depreciation and amortization		(3,506)	(3,032)
Property and Equipment	$ 5,596	2,792	3,184
Computer and other equipment
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		3,701	3,665
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		1,582	1,582
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		386	969
Software
Property, Plant and Equipment [Line Items]
Property and Equipment, Gross		$ 629	$ 0